CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 659	$ 922	$ 4,509	$ 5,674
Selling, general and administrative expenses	(4,040)	(7,700)	(29,324)	(47,072)
Impairment loss			(28,541)	(2,085)
Operating loss	(3,381)	(6,778)	(53,356)	(43,483)
Other income (expense):
Other income, net	(2,485)	2	(23)	6
Interest expense, net	(1,651)	(856)	(3,788)	(2,050)
Total other expense, net	(4,136)	(854)	(3,811)	(2,044)
Net loss before provision for income taxes	(7,517)	(7,632)	(57,167)	(45,527)
Income tax expense	0	0	0	0
Net loss from continuing operations	(7,517)	(7,632)
Net loss from continuing operations			(57,167)	(45,527)
Net loss from discontinued operations, net of tax	(36)	(5,780)	(6,522)	(33,012)
Net loss	(7,553)	(13,412)	(63,689)	(78,539)
Accretion of Convertible Redeemable Preferred Stock	22	74	280	135
Undeclared Series C Convertible Redeemable Preferred Stock Dividend	(494)	(307)	(1,156)	(468)
Add: Net loss attributable to non-controlling interest	283	168	1,826	0
Net loss attributable to common stockholders	$ (7,742)	$ (13,477)	$ (62,739)	$ (78,872)
Net loss per common stock - basic and diluted:
Continuing operations (in dollars per share)	$ (2.52)	$ (6.46)	$ (33.03)	$ (54.78)
Discontinued operations (in dollars per share)	(0.01)	(4.85)	(3.83)	(39.44)
Net loss per common share attributable to common stockholders - basic and diluted (in dollars per share)	$ (2.53)	$ (11.31)	$ (36.86)	$ (94.22)
Weighted average common shares outstanding - basic and diluted (in shares)	3,053,796	1,191,434	1,702,080	837,093